Other Comprehensive Income - Summary of Other Comprehensive Income (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flow hedges:
Effective portion of changes in fair value of hedging instruments recognized during the year	¥ 21	¥ (30)	¥ (54)
Reclassification adjustments for amounts transferred to profit or loss: - interest expense (Note 15)	21	(15)	(18)
Net deferred tax (debited)/credited to other comprehensive income	(10)	11	17
Net movement in the fair value reserve during the year recognized in other comprehensive income	32	(34)	(55)
Equity investments measured at FVOCI:
Changes in fair value recognized during the year	(236)	(250)	(31)
Net deferred tax credited to other comprehensive income	60	63	7
Net movement in the fair value reserve (non-recycling) during the year recognised in other comprehensive income	(176)	(187)	(24)
Share of other comprehensive income of associate
Will not be reclassified to profit or loss	(2)	(2)	3
May be reclassified subsequently to profit or loss	3	(3)	0
Net movement during the year recognised in other comprehensive income	1	(5)	3
Differences resulting from the translation of foreign currency financial statements	0	8	(7)
Other comprehensive income for the year	¥ (143)	¥ (218)	¥ (83)